Capital Management and Solvency - Aegon's Estimated Capital Position (Detail) - Aegons Insurance Group [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Estimated Capital Position [Line Items]
Group Own Funds	€ 19,431	€ 18,582
Group SCR	€ 9,226	€ 9,473
Group Solvency II ratio	211.00%	196.00%